Consolidated Statements of Cash Flows (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cash flows from operating activities:
Net income (loss)	¥ 701,875	¥ 681,864	¥ 733,164
Adjustments to reconcile net income (loss) to net cash provided by operating activities-
Depreciation and amortization (Note 8)	1,962,534	2,012,064	2,139,175
Impairment losses	1,094	4,582	4,340
Deferred taxes (Note 11)	26,779	(47,471)	(102,217)
Goodwill and other intangible assets impairments (Note 8)	2,773	3,916	9,204
Loss on disposal of property, plant and equipment	104,730	111,024	120,893
Gains on sales of property, plant and equipment	(4,716)	(14,940)	(78,171)
Equity in (earnings) losses of affiliated companies (Note 6)	(1,670)	(8,794)	1,916
(Increase) decrease in notes and accounts receivable, trade	24,299	(16,641)	(69,928)
(Increase) decrease in inventories (Note 5)	(11,745)	27,818	30,330
(Increase) decrease in other current assets	(53,605)	(11,026)	(53,711)
Increase (decrease) in accounts payable, trade and accrued payroll	(28,533)	(49,722)	(204,483)
Increase (decrease) in accrued consumption tax	512	4,898	(7,735)
Increase (decrease) in accrued interest	841	(1,176)	701
Increase (decrease) in advances received	26,392	37,613	16,764
Increase (decrease) in accrued taxes on income	(56,536)	(31,409)	55,247
Increase (decrease) in other current liabilities	(12,355)	(21,318)	(30,722)
Increase (decrease) in liability for employees' retirement benefits	(32,312)	28,274	(27,049)
Increase (decrease) in other long-term liabilities	68,856	117,864	63,490
Other	111,659	(9,584)	(87,108)
Net cash provided by (used in) operating activities	2,830,872	2,817,836	2,514,100
Cash flows from investing activities:
Payments for property, plant and equipment	(1,410,827)	(1,370,923)	(1,411,979)
Payments for acquisitions of intangible assets	(484,159)	(545,397)	(559,156)
Proceeds from sale of property, plant and equipment	13,445	41,288	102,170
Payments for purchase of non-current investments	(425,797)	(89,656)	(393,454)
Proceeds from sale and redemption of non-current investments	23,921	20,611	50,693
Payments for purchase of short-term investments	(768,594)	(443,195)	(37,549)
Proceeds from redemption of short-term investments	988,780	86,306	37,467
Other	11,019	(7,942)	(57,850)
Net cash provided by (used in) investing activities	(2,052,212)	(2,308,908)	(2,269,658)
Cash flows from financing activities:
Proceeds from issuance of long-term debt (Note 9)	801,185	450,378	907,601
Payments for settlement of long-term debt (Note 9)	(782,512)	(538,026)	(659,634)
Proceeds from issuance of short-term debt (Note 9)	2,554,569	3,466,397	4,067,859
Payments for settlement of short-term debt (Note 9)	(2,524,709)	(3,544,696)	(4,248,234)
Dividends paid	(158,783)	(152,177)	(135,338)
Proceeds from sale of (payments for acquisition of) treasury stock, net (Note 13)	(234)	(296)	(200,503)
Acquisition of treasury stocks by subsidiary (Note 18)	(30,092)	(20,174)	(136,846)
Other	(109,002)	(312,703)	51,756
Net cash provided by (used in) financing activities	(249,578)	(651,297)	(353,339)
Effect of exchange rate changes on cash and cash equivalents	(4,986)	654	(7,892)
Net increase (decrease) in cash and cash equivalents	524,096	(141,715)	(116,789)
Cash and cash equivalents at beginning of year	911,062	1,052,777	1,169,566
Cash and cash equivalents at end of year (Note 4)	1,435,158	911,062	1,052,777
Cash paid during the year for:
Interest	54,483	56,322	58,215
Income taxes, net	519,205	511,261	403,850
Noncash investing and financing activities:
Capital lease obligations incurred during the year	21,969	26,387	31,019
Acquisition of stocks through share exchanges (Note 7)		15,023
Acquisitions of exchangeable bonds through share exchange (Note 7)		20,821
Acquisitions of stocks through conversion of exchangeable bonds (Note 7)		26,326
Cancellation of treasury stock (Note 13)	¥ 602,892